Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Accounts receivable, provision for bad debts	$ 1,005	$ 235	$ 235
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	380,000	380,000	380,000
Common stock, shares issued	60,000	60,000	60,000
Common stock, shares outstanding	60,000	60,000	60,000
Treasury stock, shares	5,166	5,166	5,166